Related Parties - Disclosure of Related Party Transactions by Financial Statement Line Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income statements [abstract]
Finance costs	$ (52,489)	$ (153,350)
Cash generated from operating activities
Interest received	88,267	59,768
Interest paid	(261,431)	(258,995)
Cash flows from investing activities
Receivable from related party: amounts withdrawn	1,270,000	820,000
Balance Sheets
Trade and other receivables	15,641	12,819
Trade and other payables	(51,490)	(52,308)
Rio Tinto [member]
Income statements [abstract]
Cost recoveries - Turquoise Hill	623	1,091
Management services payment	(30,055)	(24,554)
Cost recoveries - Rio Tinto	(40,627)	(41,632)
Cash and cash equivalents	20,175	13,105
Receivable from Rio Tinto	119,688	134,130
Income (loss) from transactions with related party	(38,617)	(26,018)
Cash generated from operating activities
Interest received	72,012	52,232
Interest paid	(11,918)	(40,913)
Cash flows from investing activities
Receivable from related party: amounts withdrawn	1,270,000	820,000
Expenditures on property, plant and equipment:
Management services payment and cost recoveries - Rio Tinto	(61,145)	(49,362)
Balance Sheets
Cash and cash equivalents	741,711	741,711
Trade and other receivables	15,641	12,819
Prepaid expenses and other assets	2,928	35,736
Receivable from related party and other non-current financial assets	1,886,284	3,156,284
Total	2,595,074	3,894,242
Rio Tinto [member] | Completion Support Fee [member]
Income statements [abstract]
Finance costs	(108,421)	(108,158)
Rio Tinto [member] | Management Services [member]
Balance Sheets
Trade and other payables	(15,700)	(14,128)
Rio Tinto [member] | Cost recoveries [member]
Balance Sheets
Trade and other payables	$ (35,790)	$ (38,180)